UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	811-04024

Exact name of registrant as specified in charter:	Prudential Investment Portfolios 6

Address of principal executive offices:	Gateway Center 3,
100 Mulberry Street,
Newark, New Jersey 07102

Name and address of agent for service:	Deborah A. Docs
Gateway Center 3,
100 Mulberry Street,
Newark, New Jersey 07102

Registrant’s telephone number, including area code:	800-225-1852

Date of fiscal year end:	8/31/2014

Date of reporting period:	11/30/2013

Item 1. Schedule of Investments

Prudential California Muni Income Fund

Schedule of Investments

as of November 30, 2013 (Unaudited)

	Moody’s Ratings†	Interest Rate	Maturity Date	Principal Amount (000)#	Value
LONG-TERM INVESTMENTS — 99.6%
MUNICIPAL BONDS
Abag Fin. Auth. For Nonprofit Corp. Rev., Episcopal Senior Communities, Rfdg.	NR	6.125%	07/01/41	475	$ 499,197
Abag Fin. Auth. For Nonprofit Corp. Rev., Episcopal Senior Communities, Rfdg., Ser. A	NR	5.000%	07/01/42	1,250	1,096,988
Abag Fin. Auth. For Nonprofit Corp. Rev., Sharp Healthcare	A1	6.250%	08/01/39	1,000	1,119,510
California Cnty. Tob. Securitization Agy., Rev., Tob. Conv. Bonds, LA Cnty. (Converted to Fixed on 12/01/10)	B2	5.250%	06/01/21	1,550	1,488,698
California Cnty. Tob. Securitization Corp., Tob. Conv. Bonds, Ser. B (Converted to Fixed on 12/01/08)	NR	5.100%	06/01/28	1,035	883,714
California Edl. Facs. Auth. Rev., Loyola Marymount Univ., Ser. A	A2	5.125%	10/01/40	1,000	1,017,840
California Hlth. Facs. Fin. Auth. Rev., Adventist Hlth. Sys. West, Ser., A	A(a)	4.000%	03/01/33	735	625,265
California Hlth. Facs. Fin. Auth. Rev., Episcopal Home, Ser. B, Rfdg. (Pre-refunded date 02/01/20)(c)	A(a)	6.000%	02/01/32	1,000	1,236,520
California Hlth. Facs. Fin. Auth. Rev., Providence Hlth., Ser. B	Aa2	5.500%	10/01/39	1,500	1,637,970
California Hlth. Facs. Fin. Auth. Rev., Providence Hlth., Ser. C (Pre-refunded date 10/01/18)(c)	NR	6.500%	10/01/38	20	25,057
California Hlth. Facs. Fin. Auth. Rev., Providence Hlth., Ser. C, Unrefunded Balance	Aa2	6.500%	10/01/38	980	1,119,258
California Hlth. Facs. Fin. Auth. Rev., Scripps Hlth., Ser. A	Aa3	5.000%	11/15/40	1,000	999,980
California Hlth. Facs. Fin. Auth. Rev., Scripps Hlth., Ser. A, Rfdg.	Aa3	5.000%	11/15/36	1,200	1,210,428
California Hlth. Facs. Fin. Auth. Rev., St. Joseph Hlth. Sys., Ser. A	A1	5.750%	07/01/39	1,000	1,107,670
California Hlth. Facs. Fin. Auth. Rev., Stanford Hosp., Ser. A-3, Rfdg.	Aa3	5.500%	11/15/40	500	529,020
California Hlth. Facs. Fin. Auth. Rev., Sutter Hlth., Ser. D, Rfdg.	Aa3	5.250%	08/15/31	1,000	1,060,370
California Infrastructure & Econ. Dev. Rev., Bk. Dev. Walt. Dis. Fam. Musm., Walt & Lilly Disney	A1	5.250%	02/01/38	2,000	2,038,460
California Muni. Fin. Auth. Ed. Rev., Amern. Heritage Ed. Foundation Proj., Ser. A	BB-(a)	5.250%	06/01/26	1,100	957,913
California Poll. Ctrl. Fin. Auth. Wtr. Facs. Rev., Amern. Wtr. Cap. Corp. Proj., 144A	Baa1	5.250%	08/01/40	1,250	1,232,250
California St., Unrefunded Balance, GO	A1	5.500%	04/01/30	5	5,063
California St., Var. Purp., GO	A1	5.000%	10/01/29	1,500	1,588,560
California St., Var. Purp., GO	A1	5.000%	09/01/41	5,000	5,079,950
California St., Var. Purp., GO	A1	5.000%	10/01/41	1,250	1,270,175
California St., Var. Purp., GO	A1	5.250%	04/01/35	1,250	1,323,425
California St., Var. Purp., GO	A1	5.250%	11/01/40	750	779,948
California St., Var. Purp., GO	A1	5.500%	11/01/39	1,000	1,075,090
California St., Var. Purp., GO	A1	5.500%	03/01/40	2,000	2,159,860
California St., Var. Purp., GO	A1	6.000%	03/01/33	2,750	3,193,383
California St., Var. Purp., GO	A1	6.000%	04/01/38	3,000	3,402,810
California St., Var. Purp., GO	A1	6.000%	11/01/39	1,500	1,721,415
California St., Var. Purp., GO, Rfdg.	A1	5.000%	11/01/43	900	916,173
California St. Dept. Wtr. Res. Pwr. Rev., Central VY Proj., Ser. AE	Aa1	5.000%	12/01/29	2,000	2,207,260
California St. Dept. Wtr. Res. Pwr. Rev., Central VY Proj., Ser. AF	Aa1	5.000%	12/01/29	1,500	1,624,215
California St. Pub. Wks. Brd. Lease Rev., Dept. General Service, Ser. D	A2	5.250%	06/01/28	750	752,055

California St. Pub. Wks. Brd. Lease Rev., Judicial Council Projs., Ser. D	A2	5.000%	12/01/31	1,000	1,029,230
California St. Pub. Wks. Brd. Lease Rev., Var. Cap. Proj., Ser. A	A2	5.125%	10/01/31	1,000	1,036,830
California St. Pub. Wks. Brd. Lease Rev., Var. Cap. Proj., Ser. G-1	A2	5.750%	10/01/30	750	816,885
California St. Pub. Wks. Brd. Lease Rev., Var. Cap. Proj., Ser. I	A2	5.000%	11/01/38	1,500	1,497,810
California St. Pub. Wks. Brd. Lease Rev., Var. Cap. Proj., Sub. Ser. I-1	A2	6.375%	11/01/34	750	860,010
California St. Univ. Rev., Ser. A, Systemwide	Aa2	5.000%	11/01/37	1,250	1,292,900
California Statewide Cmntys. Dev. Auth. Rev., Aspire Pub. Schs., Sch. Fac. Rev.	NR	6.000%	07/01/30	1,000	977,370
California Statewide Cmntys. Dev. Auth. Rev., Cottage Hlth.	A+(a)	5.000%	11/01/40	600	593,844
California Statewide Cmntys. Dev. Auth. Rev., Episcopal Cmntys. & Svcs., Rfdg.	NR	5.000%	05/15/42	1,000	891,690
California Statewide Cmntys. Dev. Auth. Rev., Polytechnic Sch.	A1	5.000%	12/01/34	2,000	2,038,400
California Statewide Cmntys. Dev. Auth. Rev., Presbyterian Homes	BBB-(a)	7.250%	11/15/41	500	540,520
California Statewide Cmntys. Dev. Auth. Rev., Spl. Tax No. 97-1, CABS	NR	5.800%(d)	09/01/22	2,795	1,694,245
California Statewide Cmntys. Dev. Auth. Rev., Sutter Hlth., Ser. A	Aa3	6.000%	08/15/42	2,000	2,263,060
Chico Redev. Agy. Tax Alloc., Chico Amended & Merged Redev., AMBAC	A+(a)	5.000%	04/01/30	2,000	1,991,020
Chula Vista Calif. Indl. Dev. Rev., San Diego Gas-D-Rmkt.	Aa3	5.875%	01/01/34	1,000	1,110,560
Chula Vista Dev. Agy. Rev., Tax Alloc. Sub. Bayfront, Ser. B, Rfdg.	NR	5.250%	10/01/27	1,540	1,468,482
Coronado Cmnty. Dev. Agy. Tax Alloc., Dev. Proj., AMBAC	AA-(a)	5.000%	09/01/24	2,000	2,089,580
El Dorado Irr. Dist. Partn., Ser. A, AGC, COP	A1	5.750%	08/01/39	1,000	1,025,500
Foothill-De Anza Cmnty. College Dist., Ser. C, GO	Aaa	5.000%	08/01/40	1,250	1,304,100
Foothill/Eastern Trans. Corridor Agy., Toll Rd. Conv., CABS, Rfdg.	Ba1	5.875%	01/15/29	2,500	2,511,125
Foothill/Eastern Trans. Corridor Agy. Toll Rd. Rev., Toll Rd. Conv., CABS	Ba1	5.875%	01/15/28	2,890	2,909,941
Golden St. Tob. Securitization Rev., Asset-Bkd., Sr., Ser. A-1	B3	4.500%	06/01/27	6,170	5,140,227
Golden St. Tob. Securitization Rev., Enhanced Asset Bkd., Ser. A	A2	4.000%	06/01/30	1,235	1,111,475
Golden St. Tob. Securitization Rev., Enhanced Asset Bkd., Ser. A	A2	5.000%	06/01/45	1,000	945,520
Golden St. Tob. Securitization Rev., Ser. A, Conv., CABS, AMBAC (Converted to Fixed on 06/01/10)	A2	4.600%	06/01/23	3,000	3,083,490
Golden West Sch. Fin. Auth. Rev., Ser. A., CABS, NATL, Rfdg.	Baa1	3.870%(d)	02/01/19	2,110	1,730,643
Guam Gov’t. Ltd. Oblig. Rev., Section 30, Ser. A	BBB+(a)	5.750%	12/01/34	500	518,460
Guam Gov’t. Wtrwks. Auth.	Ba1	5.500%	07/01/43	1,000	969,980
Guam Intl. Arpt. Auth. Rev., AMT, Ser. C	Baa2	6.375%	10/01/43	500	515,980
La Mesa-Spring Valley Sch. Dist., GO, Election of 2002, Ser. B, CABS, NATL	A1	4.140%(d)	08/01/23	2,000	1,345,040
Lincoln Calif. Pub. Fing., Twelve Bridges Sub. Dist., Ser. B	NR	6.000%	09/02/27	1,000	1,015,990
Long Beach Bond Fin. Auth. Natural Gas Purchase Rev., Ser. A	Baa2	5.000%	11/15/35	1,625	1,580,621
Long Beach Bond Fin. Auth. Natural Gas Purchase Rev., Ser. A	Baa2	5.250%	11/15/19	580	650,986
Long Beach Bond Fin. Auth. Natural Gas Purchase Rev., Ser. A	Baa2	5.500%	11/15/30	870	908,202

Long Beach Bond Fin. Auth. Natural Gas Purchase Rev., Ser. A	Baa2	5.500%	11/15/32	345	359,086
Long Beach Bond Fin. Auth. Natural Gas Purchase Rev., Ser. A	Baa2	5.500%	11/15/37	1,290	1,331,899
Long Beach Hbr. Rev., Ser. A, AMT, NATL, Rfdg.	Aa2	6.000%	05/15/19	3,000	3,651,360
Los Angeles Calif. Cmnty. College Dist., Election of 2003, Ser. F-1, GO	Aa1	5.000%	08/01/33	3,250	3,416,888
Los Angeles Calif. Cmnty. College Dist., Election of 2008, Ser. A, GO	Aa1	6.000%	08/01/33	2,000	2,293,960
Los Angeles Calif. Dept. Arpts. Rev., Ser. A	Aa3	5.000%	05/15/34	1,000	1,047,210
Los Angeles Calif. Dept. Arpts. Rev., Ser. A, AMT	Aa3	5.000%	05/15/38	1,000	1,009,740
Los Angeles Dept. of Wtr. & Pwr., Sys., Ser. B	Aa2	5.000%	07/01/34	2,500	2,682,975
Los Angeles Dept. of Wtr. & Pwr. Rev., Pwr. Sys., Ser. A	Aa3	5.000%	07/01/39	1,000	1,030,730
Los Angeles Dept. of Wtr. & Pwr. Wtrwks. Rev., Ser. A	Aa2	5.375%	07/01/38	1,530	1,681,317
M-S-R Energy Auth. Calif., Ser. A	A-(a)	6.500%	11/01/39	1,000	1,174,560
M-S-R Energy Auth. Calif., Ser. B	A-(a)	6.500%	11/01/39	500	587,280
Metro. Wtr. Dist. of Southern Calif. Wtrwks. Rev., Linked, SAVRS, RIBS	Aa1	5.750%	08/10/18	2,000	2,317,180
Metro. Wtr. Dist. of Southern Calif. Wtrwks. Rev., Unrefunded Balance, Ser. A	Aa1	5.750%	07/01/21	2,240	2,671,245
Orange Cmnty. Facs. Dist. Spl. Tax No. 91-2, Serrano Heights Pub. Impvt., Rfdg.	A(a)	3.500%	10/01/29	1,595	1,395,705
Orange Cnty. Trans. Auth. Rev., Express Lane Sr. Lien 91, Rfdg.	A1	5.000%	08/15/29	1,000	1,069,790
Palomar Pomerado Healthcare Dist. Calif., COP	Baa3	6.000%	11/01/41	1,200	1,146,840
Perris Cmnty. Facs. Dist., Spl. Tax, No. 01-2 Avalon, Ser. A	NR	6.250%	09/01/23	1,880	1,900,229
Pittsburg Redev. Agy. Tax Alloc., Los Medanos Cmnty. Dev. Proj., AMBAC, CABS	BBB+(a)	5.590%(d)	08/01/26	1,375	683,801
Port of Oakland, AMT, Inter. Lien, Ser. A, NATL, Rfdg.	A3	5.000%	11/01/29	3,000	3,066,150
Port of Oakland, AMT, Ser. O, Rfdg.	A2	5.125%	05/01/30	1,000	1,023,820
Port of Oakland, AMT, Sr. Lien., Ser. P, Rfdg.	A2	5.000%	05/01/33	1,750	1,752,310
Puerto Rico Comnwlth., Aqueduct & Swr. Auth. Rev., Sr. Lien, Ser. A, Rfdg.	Ba1	5.750%	07/01/37	390	286,163
Puerto Rico Comnwlth., Aqueduct & Swr. Auth. Rev., Sr. Lien, Ser. A, Rfdg.	Ba1	6.000%	07/01/47	325	236,587
Puerto Rico Comwlth., Pub. Impvt., Ser. A, GO, Rfdg.	Baa3	5.500%	07/01/39	1,000	715,230
Puerto Rico Comwlth., Pub. Impvt., Ser. C, GO, Rfdg.	Baa3	6.000%	07/01/39	400	295,968
Puerto Rico Elec. Pwr. Auth. Rev., Rfdg., Ser. XX	Baa3	5.250%	07/01/40	1,000	698,880
Puerto Rico Pub. Bldgs. Auth. Rev., Gtd. Govt. Facs., Ser. P, Rfdg.	Baa3	6.750%	07/01/36	250	205,925
Puerto Rico Sales Tax Fin. Corp. Sales Tax Rev., First Sub., Ser. A	A3	5.375%	08/01/39	750	566,093
Puerto Rico Sales Tax Fin. Corp. Sales Tax Rev., First Sub., Ser. A	A3	5.750%	08/01/37	400	320,348
Puerto Rico Sales Tax Fin. Corp. Sales Tax Rev., First Sub., Ser. A	A3	6.000%	08/01/42	1,100	885,896
Puerto Rico Sales Tax Fin. Corp. Sales Tax Rev., Sr. Lien, Ser. C	A2	5.250%	08/01/40	750	627,758
Redding Elec. Sys. Rev., COP, Linked SAVRS, RIBS, NATL, ETM, Rfdg.(c)	Baa1	6.368%	07/01/22	75	91,161
Redding Elec. Sys. Rev., COP, Linked SAVRS, RIBS, NATL, ETM, Rfdg.(c)(e)	Baa1	12.240%(b)(f)	07/01/22	1,900	2,718,824
Riverside Cnty. Calif. Redev. Agy. Tax. Alloc. Intst. 215 Corridor, Ser. E	Ba1	6.500%	10/01/40	1,000	1,058,020
Riverside Cnty. Trans. Commission Rev., Sr. Lien, Ser. A	BBB-(a)	5.750%	06/01/44	500	501,085
Rocklin Uni. Sch. Dist., Ser. C, GO, CABS, NATL	Baa1	1.240%(d)	08/01/16	1,400	1,354,542
Sacramento City Fin. Auth., Ser. B, CABS, NATL	Baa1	3.000%(d)	11/01/17	5,695	5,068,151

Sacramento City Fin. Auth., Tax Alloc. Comb. Proj., Ser. B, CABS, NATL	Baa1	2.670%(d)	11/01/16	5,700	5,274,837
Sacramento Cnty. Santn. Dist. Fing. Auth. Rev., Var.-Regl., Ser. B, NATL	Aa3	0.705%(b)	12/01/35	1,000	759,470
San Buenaventura Calif. Rev., Cmnty. Mem. Hlth. Sys.	Ba2	7.500%	12/01/41	500	545,140
San Buenaventura Calif. Rev., Cmnty. Mem. Hlth. Sys.	Ba2	8.000%	12/01/26	500	582,710
San Diego Cmnty. College Dist., Election of 2006, GO	Aa1	5.000%	08/01/41	1,500	1,566,915
San Diego Cnty. Regl. Arpt. Auth., AMT, Sr. Ser. B	A1	5.000%	07/01/43	3,000	2,909,730
San Diego Redev. Agy. Tax Alloc., North Bay Redev.	Baa3	5.875%	09/01/29	3,000	3,001,080
San Diego Regl. Bldg. Auth., Lease Rev., Cnty. Operations Ctr. & Annex, Ser. A	Aa3	5.375%	02/01/36	1,000	1,089,370
San Diego Uni. Sch. Dist., Election of 1998, Ser. B, GO, NATL	Aa3	6.000%	07/01/19	1,000	1,228,060
San Francisco Calif. City & Cnty. Redev. Fing. Auth., Tax Alloc. Mission Bay North Redev., Ser. C	A-(a)	6.500%	08/01/39	1,000	1,096,450
San Francisco City & Cnty. Airports Commission, AMT, Second Ser. A	A1	5.250%	05/01/33	500	516,875
San Francisco City & Cnty. Airports Commission, AMT, Second Ser. A, Rfdg.	A1	5.000%	05/01/31	1,000	1,019,240
San Francisco City & Cnty. Airports Commission, AMT, Second Ser. C, Rfdg.	A1	5.000%	05/01/25	1,555	1,666,711
San Francisco City & Cnty. Airports Commission, AMT, Second Ser. F, Rfdg.	A1	5.000%	05/01/28	1,000	1,038,890
San Jose Calif., Library & Park Proj., GO	Aa1	5.000%	09/01/33	2,200	2,339,832
San Jose Calif. Redev. Agy. Tax Alloc., Merged Area Redev. Proj., Hsg. Set Aside, Ser. A-1, Rfdg.	Ba1	5.500%	08/01/35	1,000	1,015,530
San Jose Evergreen Cmnty. College Dist. Election of 2004, Ser. B, AGC, CABS, GO	Aa1	1.500%(d)	09/01/17	1,000	945,300
San Leandro Cmnty. Facs., Spl. Tax Dist. No. 1	NR	6.500%	09/01/25	2,160	2,162,030
San Mateo Cnty. Calif., Jt. Pwrs. Fin. Auth., Ser. A	Aa2	5.000%	07/15/33	1,000	1,031,630
Santa Margarita Dana Point Auth. Impt. Rev., Dists., 3, 3A, 4, 4A, Ser. B, NATL	Baa1	7.250%	08/01/14	2,000	2,076,820
Santa Margarita Wtr. Dist. Spl. Tax, Cmnty. Facs. Dist. No. 2013-1	NR	5.625%	09/01/36	325	327,028
Santa Maria Joint Union H.S. Dist., Election of 2004, CABS, GO, NATL	Aa3	5.460%(d)	08/01/29	1,250	537,363
Santa Monica Cmnty. College Dist. Election of 2002, Ser. A, GO, NATL, CABS	Aa2	4.520%(d)	08/01/28	1,055	547,904
South Bayside Waste Mgmt. Auth. Calif., Solid Waste Enterprise Shoreway Environmental, Ser. A	A3	6.000%	09/01/36	500	524,695
Southern California Pub. Pwr. Auth. Rev., Palo Verde Proj., Ser. C, AMBAC, ETM, CABS, Rfdg.(c)	NR	1.610%(d)	07/01/16	8,000	7,674,720
Stockton Pub. Fing. Auth. Rev., Delta Wtr. Sply. Proj., Ser. A, Rmkt.	Ba1	6.250%	10/01/40	700	749,028
Tob. Securitization Auth. Northn. Calif. Rev., Asset-Bkd. Tob. Settlement, Ser. A	B3	4.750%	06/01/23	2,855	2,616,750
Tob. Securitization Auth. Northn. Calif. Rev., Asset-Bkd. Tob. Settlement, Ser. A-1	B3	5.500%	06/01/45	2,000	1,434,740
Torrance Hosp. Rev., Torrance Mem. Med. Ctr., Ser. A	A3	6.000%	06/01/22	2,000	2,007,960
Tuolumne Wind Proj. Auth. Calif. Rev., Tuolumne Co. Proj., Ser. A	A2	5.625%	01/01/29	1,000	1,111,750
University Calif. Rev. Gen., Ser. O	Aa1	5.750%	05/15/34	1,250	1,405,971
University Calif. Rev. Gen., Ser. Q	Aa1	5.000%	05/15/34	1,000	1,063,620
Ventura Cnty. Cmnty. College, GO, Ser. C	Aa2	5.500%	08/01/33	2,000	2,217,380
Ventura Cnty. Pub. Fin. Auth. Lease Rev., Ser. A	Aa3	5.000%	11/01/43	2,000	2,004,200
Virgin Islands Pub. Fin. Auth. Rev., Matching Fd. Ln., Diago, Ser. A	Baa3	6.750%	10/01/37	250	271,003

TOTAL LONG-TERM INVESTMENTS (cost $198,599,813)					205,730,644

SHORT-TERM INVESTMENT — 1.3%
MUNICIPAL BOND
California St. Muni. Fin. Auth. Rev., Var. Chevron USA Rec. Zone, Ser. A, FRDD (cost $2,600,000)	VMIG1	0.030%(b)	12/06/13	2,600	2,600,000

TOTAL INVESTMENTS — 100.9% (cost $201,199,813)(g)					208,330,644
LIABILITIES IN EXCESS OF OTHER ASSETS(h) — (0.9)%					(1,868,980)

NET ASSETS — 100.0%					$206,461,664

The following abbreviations are used in the Portfolio descriptions:

144A	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, 144A securities are deemed to be liquid.
AGC	Assured Guaranty Corp.
AMBAC	American Municipal Bond Assurance Corp.
AMT	Alternative Minimum Tax
CABS	Capital Appreciation Bonds
COP	Certificates of Participation
ETM	Escrowed to Maturity
FRDD	Floating Rate Daily Demand Note
GO	General Obligation
NATL	National Public Finance Guaranty Corp.
NR	Not Rated by Moody’s or Standard & Poor’s
RIBS	Residual Interest Bonds
SAVRS	Select Auction Variable Rate Securities

†	The ratings reflected are as of November 30, 2013. Ratings of certain bonds may have changed subsequent to that date. The Fund’s current Statement of Additional Information contains a description of Moody’s and Standard & Poor’s ratings.
#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.
(a)	Standard & Poor’s Rating.
(b)	Variable rate instrument. The interest rate shown reflects the rate in effect at November 30, 2013.
(c)	All or partial escrowed to maturity and pre-refunded issues are secured by escrowed cash and/or U.S. guaranteed obligations.
(d)	Represents zero coupon bond or step coupon bond. Rate quoted represents effective yield at November 30, 2013.
(e)	Inverse floating rate bond. The coupon is inversely indexed to a floating interest rate. The rate shown is the rate at November 30, 2013.
(f)	Indicates a security or securities that have been deemed illiquid.
(g)	The United States federal income tax basis of investments and net unrealized appreciation were as follows:

Tax Basis	$200,287,031

Appreciation	13,562,482
Depreciation	(5,518,869)

Net Unrealized Appreciation	$8,043,613

The book basis may differ from the tax basis due to certain tax related adjustments.

(h)	Includes net unrealized appreciation (depreciation) on the following derivative contracts held at reporting period end:

Open futures contracts outstanding at November 30, 2013:

Number of Contracts	Type	Expiration Date	Value at Trade Date	Value at November 30, 2013	Unrealized Depreciation(1)(2)
	Short Positions:
22	U.S. Long Bonds	Dec. 2013	$2,875,583	$2,908,813	$(33,230)

(1)	Cash of $170,800 has been segregated to cover requirement for open futures contracts as of November 30, 2013.
(2)	The amount represents fair value of derivative instruments subject to interest rate contracts risk exposure as of November 30, 2013.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 - quoted prices generally in active markets for identical securities.

Level 2 - other significant observable inputs including, but not limited to, quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates, and amortized cost.

Level 3 - significant unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of November 30, 2013 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Municipal Bonds	$—	$208,330,644	$—
Other Financial Instruments*
Futures Contract	(33,230)	—	—

Total	$(33,230)	$208,330,644	$—

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swaps contracts, which are recorded at the unrealized appreciation/depreciation of the instrument.

Notes to the Schedules of Investments (Unaudited)

Security Valuation: Each Fund holds securities and other assets that are fair valued at the close of each day the New York Stock Exchange (“NYSE”) is open for trading. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The Board of Trustees (the “Board”) has adopted Valuation Procedures for security valuation under which fair valuation responsibilities have been delegated to Prudential Investments LLC (“PI” or “Manager”). Under the current Valuation Procedures, the established Valuation Committee is responsible for supervising the valuation of portfolio securities and other assets. The Valuation Procedures permit the Funds to utilize independent pricing vendor services, quotations from market makers, and alternative valuation methods when market quotations are either not readily available or not representative of fair value. A record of the Valuation Committee’s actions is subject to the Board’s review, approval, and ratification at its next regularly-scheduled quarterly meeting.

Various inputs determine how each Fund’s investments are valued, all of which are categorized according to the three broad levels (Level 1, 2, or 3) detailed in the table following the Schedule of Investments.

Common stocks, exchange-traded funds, and derivative instruments that are traded on a national securities exchange are valued at the last sale price as of the close of trading on the applicable exchange. Securities traded via NASDAQ are valued at the NASDAQ official closing price. To the extent these securities are valued at the last sale price or NASDAQ official closing price; they are classified as Level 1 in the fair value hierarchy.

In the event that no sale or official closing price on valuation date exists, these securities are generally valued at the mean between the last reported bid and asked prices, or at the last bid price in the absence of an asked price. These securities are classified as Level 2 in the fair value hierarchy, as the inputs are observable and considered to be significant to the valuation.

Common stocks traded on foreign securities exchanges are valued using pricing vendor services that provide model prices derived using adjustment factors based on information such as local closing price, relevant general and sector indices, currency fluctuations, depositary receipts, and futures, as applicable. Securities valued using such model prices are classified as Level 2 in the fair value hierarchy, as the adjustment factors are observable and considered to be significant to the valuation.

Investments in open-end, non-exchange-traded mutual funds are valued at their net asset values as of the close of the NYSE on the date of valuation. These securities are classified as Level 1 in the fair value hierarchy since they may be purchased or sold at their net asset values on the date of valuation.

Fixed income securities traded in the over-the-counter market are generally valued at prices provided by approved independent pricing vendors. The pricing vendors provide these prices after evaluating observable inputs including, but not limited to yield curves, yield spreads, credit ratings, deal terms, tranche level attributes, default rates, cash flows, prepayment speeds, broker/dealer quotations, and reported trades. Securities valued using such vendor prices are classified as Level 2 in the fair value hierarchy.

Over-the-counter derivative instruments are generally valued using pricing vendor services, which derive the valuation based on inputs such as underlying asset prices, indices, spreads, interest rates, and exchange rates. These instruments are categorized as Level 2 in the fair value hierarchy.

Securities and other assets that cannot be priced according to the methods described above are valued based on pricing methodologies approved by the Board of Trustees. In the event that significant unobservable inputs are used when determining such valuations, the securities will be classified as Level 3 in the fair value hierarchy.

When determining the fair value of securities, some of the factors influencing the valuation include: the nature of any restrictions on disposition of the securities; assessment of the general liquidity of the securities; the issuer’s financial condition and the markets in which it does business; the cost of the investment; the size of the holding and the capitalization of the issuer; the prices of any recent transactions or bids/offers for such securities or any comparable securities; any available analyst media or other reports or information deemed reliable by the investment adviser regarding the issuer or the markets or industry in which it operates. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other mutual funds to calculate their net asset values.

The Fund may hold up to 15% of its net assets in illiquid securities, including those that are restricted as to disposition under securities law (“restricted securities”). Restricted securities, sometimes referred to as private placements, are valued pursuant to the valuation procedures noted above.

The Fund invests in variable rate securities including “inverse floaters.” The interest rates on inverse floaters have an inverse relationship to the interest rate of other securities or the value of an index. Changes in interest rates on the other security or value of index inversely affect the rate paid on the inverse floater, and the inverse floater’s price will be more volatile than that of a fixed-rate bond. Additionally, some of these securities contain a “leverage factor” whereby the interest rate moves inversely by a “factor” to the benchmark rate. Certain interest rate movements and other market factors can substantially affect the liquidity of inverse floating rate notes.

Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

Item 2. Controls and Procedures

(a)	It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b)	There have been no significant changes in the registrant’s internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 3. Exhibits

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 – Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Prudential Investment Portfolios 6

By (Signature and Title)*	/s/ Deborah A. Docs
Deborah A. Docs
Secretary of the Fund

Date January 17, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Stuart S. Parker
Stuart S. Parker
President and Principal Executive Officer

Date January 17, 2014

By (Signature and Title)*	/s/ Grace C. Torres
Grace C. Torres
Treasurer and Principal Financial Officer

Date January 17, 2014

*	Print the name and title of each signing officer under his or her signature.